DEBT AND CREDIT FACILITIES - Credit Facilities- (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total credit facilities		$ 11,074
Total unutilized credit facilities		6,350
Available credit facilities for liquidity purposes		6,043	$ 4,701
Credit facilities
Disclosure of detailed information about borrowings [line items]
Increase additional borrowing capacity	$ 2,800
Fully revolving and expires in 2023
Disclosure of detailed information about borrowings [line items]
Total credit facilities		3,500
Fully revolving and expires in 2022
Disclosure of detailed information about borrowings [line items]
Total credit facilities		7,064
Fully revolving and expires in 2021
Disclosure of detailed information about borrowings [line items]
Total credit facilities		380
Can be terminated at any time at the option of the lenders
Disclosure of detailed information about borrowings [line items]
Total credit facilities		130
Credit facilities supporting outstanding commercial paper
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned		(3,566)
Credit facilities supporting standby letters of credit
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned		$ (1,158)